Income Taxes (Details 3) - Federal and State [Member]	12 Months Ended
Dec. 31, 2019 USD ($)
Unrecognized tax benefit, beginning	$ 90,000
Additions for tax positions related to current year	0
Additions for tax positions related to prior years	0
Unrecognized tax benefit, ending	$ 90,000